Capital Group California Core Municipal Fund
Investment portfolio
July 31, 2026
unaudited
Bonds, notes & other debt instruments 95.42% California 95.03%	Principal amount (000)	Value (000)
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 1/1/2027	USD1,130	$1,139
Anaheim Union High School Dist., GO Bonds, CAB, 2002 Election, Series 2003, NATL, 0% 8/1/2028	1,000	947
Antelope Valley Community College Dist., GO Bonds, 2016 Election, Series 2017, 4.00% 8/1/2046	1,000	1,008
Antelope Valley Community College Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2029	1,000	911
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-S-7, 4.00% 4/1/2031	2,040	2,054
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 2.46% 4/1/2056 (put 4/1/2027) (a)	1,895	1,890
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2026-A, 5.00% 4/1/2061 (put 10/1/ 2033)	3,845	4,258
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Green Bonds, Series 2024-F-2, 5.00% 4/1/2040	860	931
Burbank Unified School Dist., GO Bonds, CAB, 1997 Election, Series 2002-C, NATL, 0% 7/1/2027	1,500	1,463
Trustees of the California State University, Systemwide Rev. Bonds, Series 2023-B, 5.00% 11/1/2026	920	926
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-A, 5.00% 11/1/2028	2,705	2,706
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/ 2026)	1,980	1,970
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 3.125% 11/1/2051 (put 11/1/ 2026)	100	100
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2026, 5.00% 8/1/2034	2,365	2,475
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2025, 5.00% 12/1/2055 (put 8/1/2035)	3,585	3,746
Cerritos Community College Dist., GO Bonds, CAB, 2004 Election, Series 2012-D, 0% 8/1/2027	830	808
Chabot-Las Positas Community College Dist., GO Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2033	1,580	1,580
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2027	465	468
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2028	480	485
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2029	500	505
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2030	520	524
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2031	540	544
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/ 2026	780	781
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/ 2027	430	437
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/ 2028	355	366
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/ 2029	225	234
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/ 2030	60	63
Clovis Unified School Dist., GO Bonds, CAB, 2004 Election, Series 2006-B, NATL, 0% 8/1/2030	1,000	886
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-E, 5.00% 7/1/2035	4,395	4,752
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-G, 5.00% 12/1/2035	3,985	4,254
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-C, 5.25% 2/1/2036	3,680	3,918
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-B, 5.00% 3/1/2036	3,535	3,631
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-F, 5.00% 6/1/2036	6,260	6,669
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/ 1/2031)	5,230	5,229
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-A, 4.00% 10/1/2052 (put 12/1/2027)	5,985	6,029
Private Client Services Funds — Page 1 of 21

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/ 1/2029)	USD4,470	$4,634
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)	3,945	4,084
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/ 1/2031)	5,720	5,959
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/ 1/2032)	3,000	3,132
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-D, 5.50% 5/1/2054 (put 8/ 1/2028)	5,000	5,182
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/ 1/2030)	5,465	5,707
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-D, 5.00% 2/1/2055 (put 9/ 1/2032)	8,000	8,532
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/ 1/2032)	7,795	8,014
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/ 1/2032)	4,000	4,081
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	14,405	14,840
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-H, 5.00% 1/1/2056 (put 8/ 1/2033)	6,365	6,736
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/ 1/2035)	3,370	3,404
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-B, 5.00% 3/1/2056 (put 11/ 1/2035)	10,095	10,546
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2026-A-1, 5.00% 4/1/2056 (put 2/1/2036)	2,430	2,549
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-E, 5.00% 10/1/2056 (put 5/ 1/2035)	12,100	12,779
Compton Community College Dist., GO Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM, 5.00% 8/1/2035	625	710
Compton Community College Dist., GO Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM, 5.00% 8/1/2036	795	896
Compton Community College Dist., GO Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM, 5.00% 8/1/2037	855	956
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2033	1,750	1,337
Corona-Norco Unified School Dist., Community Facs. Dist. No. 05-1, Special Tax Bonds, Series 2016, 5.00% 9/1/ 2036	2,010	2,012
Davis Joint Unified School Dist., GO Bonds, 2018 Election, Series 2020, BAM, 3.00% 8/1/2034	750	711
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2026	400	400
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2027	880	900
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2028	925	961
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2029	675	708
East Side Union High School Dist., GO Bonds, 2014 Election, Series 2023-D, 5.00% 8/1/2030	570	619
Eastern Municipal Water Dist., Community Facs. Dist. No. 2022-97 (Pradera Pointe & Pradera Place), Improvement Area A, Special Tax Bonds, Series 2026, 5.00% 9/1/2041	570	580
Eastern Municipal Water Dist., Community Facs. Dist. No. 2022-97 (Pradera Pointe & Pradera Place), Improvement Area B, Special Tax Bonds, Series 2026, 5.00% 9/1/2041	550	559
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 2.75% 7/1/2028	535	534
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2032	410	447
Educational Facs. Auth., Rev. Bonds (Western University of Health Sciences), Series 2026, 5.00% 6/1/2033	635	698
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, AGI, 5.00% 10/1/2026	530	531
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, AGI, 5.00% 10/1/2030	500	501
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, AGI, 5.00% 10/1/2030	1,000	1,001
El Rancho Unified School Dist., GO Bonds, 2016 Election, Series 2023-D, BAM, 5.50% 8/1/2028	235	249
Elk Grove Unified School Dist., GO Bonds, 2016 Election, Series 2021, 2.00% 8/1/2039	500	366
Escondido Union High School Dist., GO Bonds, CAB, 2008 Election, Series 2009-A, AGI, 0% 8/1/2027	3,000	2,916
Private Client Services Funds — Page 2 of 21

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Etiwanda School Dist., GO Bonds, 2016 Election, Series 2020-A, 4.00% 8/1/2029	USD570	$588
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, GO Bonds, CAB, 2002 Election, Series 2004-B, NATL, 0% 10/1/2026	1,000	996
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2026	585	586
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2027	615	627
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2026	100	100
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2027	120	121
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2027	625	629
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2029	390	394
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, CAB, Series 1995-A, 0% 1/1/2028 (escrowed to maturity)	2,000	1,930
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-C, 5.00% 1/15/2027	350	354
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.90% 1/15/2027	2,000	2,029
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-C, 5.00% 1/15/2028	320	331
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-C, 5.00% 1/15/2029	360	377
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-C, 5.00% 1/15/2030	400	424
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-C, 5.00% 1/15/2031	470	504
Foothill-De Anza Community College Dist., GO Bonds, CAB, 2006 Election, AMBAC, Series 2007-B, 0% 8/1/2032	1,000	828
Fresno Unified School Dist., GO Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2031	500	500
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2036	1,240	850
GO Bonds, Series 2020, 4.00% 3/1/2028	750	768
GO Bonds, Series 2018, 5.00% 10/1/2030	1,000	1,046
GO Bonds, Series 2019, 5.00% 11/1/2032	1,270	1,326
GO Bonds, Series 2023, 5.00% 9/1/2034	7,000	7,832
GO Bonds, Series 2023, 5.00% 10/1/2034	2,920	3,247
GO Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2028	1,675	1,744
GO Rev. Ref. Bonds, Series 2017, 5.00% 8/1/2030	1,335	1,365
GO Rev. Ref. Bonds, Series 2023, 5.00% 9/1/2031	1,000	1,100
GO Rev. Ref. Bonds, Series 2007, AGI, 5.25% 8/1/2032	2,000	2,219
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, CAB, Series 2005-A, AMBAC, 0% 6/1/2027 (escrowed to maturity)	1,325	1,298
Greenfield Elementary School Dist., GO Bonds, CAB, 2006 Election, Series 2007-A, AGI, 0% 8/1/2029	1,270	1,151
City of Grossmont, Healthcare Dist., GO Bonds, CAB, 2006 Election, Series 2007-A, AMBAC, 0% 7/15/2032	1,500	1,234
Hayward Unified School Dist., GO Bonds, 2024 Election, Series 2025-B, BAM, 5.00% 8/1/2040	750	823
Hayward Unified School Dist., GO Rev. Ref. Bonds, Series 2025-B, AGI, 5.00% 8/1/2032	1,750	1,957
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027	1,520	1,520
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 11/15/2026	2,300	2,316
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2024-A, 5.00% 8/15/2036	2,000	2,244
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 11/15/2032	4,575	4,696
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2024-A-2, FHA, 3.25% 8/1/2064 (put 2/1/2028)	1,920	1,926
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Foothill Family Apartments), Series 2025-II, 2.75% 5/1/2044 (put 5/1/2028)	2,865	2,844
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Santa Monica Christian Towers), Series 2026-I, 2.60% 10/1/2047 (put 4/1/2030)	1,760	1,714
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Sierra Vista Apartments), Series 2026-S, 2.875% 7/1/2031 (put 7/1/2030)	2,005	1,985
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Sutter Street), Series 2025-D, 2.75% 11/1/2029 (put 11/1/2028)	2,575	2,554
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (VA Building 408), Series 2025-JJ, 2.90% 5/1/2047 (put 5/1/ 2029)	4,235	4,215
Housing Fin. Agcy., Municipal Certs., Series 2021-A-2, 3.75% 3/25/2035	3,721	3,693
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	1,164	1,098
City of Imperial, Community Facs. Dist. No. 2006-2 (Savanna Ranch), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2016-A, 2.25% 9/1/2026	210	210
Private Client Services Funds — Page 3 of 21

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2026	USD125	$126
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2027	110	112
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2028	375	392
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2029	140	146
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2030	340	354
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2020-A-1, 4.00% 4/1/2030	825	866
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Los Angeles County Museum of Art Project), Series 2026, 3.25% 6/1/2033	2,495	2,462
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 7/1/ 2026	3,855	4,128
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2031	500	508
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2027	650	661
City of Irvine, Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, 5.00% 9/1/2033	1,200	1,355
City of Irvine, Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, 5.00% 9/1/2034	2,120	2,382
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, 4.00% 9/2/2028	500	511
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, BAM, 4.00% 9/ 2/2030	1,265	1,327
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2026	385	385
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2027	140	143
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2028	345	357
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2030	210	219
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM, 4.00% 9/1/2027	1,615	1,642
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2029	335	346
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2031	375	389
Kern Community College Dist., School Facs. Improvement Dist. GO Bonds (Mammoth Campus), 2000 Election, Series 2025-A, 5.00% 8/1/2029	750	802
La Habra School Dist., GO Bonds, CAB, 2000 Election, Series 2002-A, AGI, 0% 8/1/2026	1,010	1,010
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2033	185	195
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2034	180	190
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2035	125	132
City of Lathrop, Reassessment Dist. No. 2015-1 (Mossdale Village), Limited Obligation Rev. Ref. Improvement Bonds, Series 2015, 3.625% 9/2/2027	140	139
City of Lathrop, Reassessment Dist. No. 2015-1 (Mossdale Village), Limited Obligation Rev. Ref. Improvement Bonds, Series 2015, 4.00% 9/2/2028	215	215
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2032	1,000	1,094
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2034	800	883
Long Beach Community College Dist., GO Bonds, 2016 Election, Series 2025-E, 5.00% 8/1/2040	500	555
Long Beach Community College Dist., GO Bonds, 2016 Election, Series 2025-E, 5.00% 8/1/2041	500	551
Long Beach Community College Dist., GO Bonds, CAB, 2008 Election, Series 2008-A, AGI, 0% 6/1/2027	3,865	3,780
Los Altos School Dist., GO Bonds, 2014 Election, CAB, Series 2019-A, 4.00% 8/1/2029	1,000	1,014
Private Client Services Funds — Page 4 of 21

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2024, AGI, 5.00% 9/1/2030	USD800	$865
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-B, 5.00% 5/15/2031	420	461
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-E, 5.00% 5/15/ 2039	1,130	1,165
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2027	1,275	1,300
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2028	1,185	1,232
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2029	760	802
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2030	775	828
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-B, 5.00% 7/1/2030	1,000	1,069
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2031	1,775	1,919
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2032	1,000	1,090
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-A, 5.00% 7/1/2032	3,145	3,428
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 7/1/2033	935	963
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-C, 5.00% 7/1/2033	1,500	1,607
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2033	670	718
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2035	900	978
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2036	500	547
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 7/1/2028	750	781
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-B, 4.00% 7/1/2030	1,465	1,506
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-C, 5.00% 7/1/2036	805	841
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2037	5,035	5,436
City of Los Angeles, Housing Auth., Multi Family Housing Rev. Bonds (Victory Blvd), Series 2025-A, 3.00% 1/1/2046 (put 7/1/2029)	7,000	6,936
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2027	100	102
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2031	225	238
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2032	175	185
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2033	170	179
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2029	180	188
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2030	215	226
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2031	260	274
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2032	305	322
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2021-A, 4.00% 6/1/2036	3,450	3,528
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2021-A, 4.00% 2037	1,885	1,916
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 6/1/2032	1,000	1,080
County of Los Angeles, Metropolitan Transportation Auth., Measure R Senior Sales Tax Rev. Bonds, Series 2026-B, 5.00% 6/1/2034	4,895	5,590
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2026-B, 5.00% 7/1/2031	1,170	1,291
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2021-A, 5.00% 7/1/2034	1,000	1,093
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2026-B, 5.00% 7/1/2034	4,505	5,148
Private Client Services Funds — Page 5 of 21

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Ref. Bonds, Series 2023-A, 5.00% 7/1/2034	USD1,075	$1,211
Los Angeles Community College Dist., GO Bonds, 2016 Election, Series 2025, 5.00% 8/1/2031	4,400	4,881
Los Angeles County Dev. Auth., Multi Family Housing Rev. Bonds (Century + Restorative Care Village Phase II), Series 2026-C-1, 2.95% 7/1/2060 (put 7/1/2030)	5,512	5,426
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2024-A, 5.00% 7/1/2030	765	827
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2024-A, 5.00% 7/1/2033	600	669
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2008 Election, Series 2018-B-1, BAM, 5.00% 7/1/2036	1,000	1,025
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 7/1/2029	2,000	2,129
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2032	1,395	1,454
Los Angeles Unified School Dist., GO Rev. Ref. Bonds, Series 2019-A, 3.00% 1/1/2034	4,780	4,597
Los Rios Community College Dist., GO Bonds, 2008 Election, Series 2021-E, 3.00% 8/1/2033	1,750	1,691
Los Rios Community College Dist., GO Bonds, 2008 Election, Series 2021-E, 3.00% 8/1/2034	2,750	2,626
Madera Unified School Dist., GO Bonds, CAB, 2002 Election, Series 2006, AGI, 0% 8/1/2029	585	533
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2026	25	25
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2027	40	41
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2028	50	51
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2029	65	67
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2030	80	83
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2031	95	99
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2032	110	114
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2033	130	136
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	150	157
Manteca Unified School Dist., GO Bonds, CAB, 2004 Election, Series 2006, NATL, 0% 8/1/2027	560	544
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2028	275	278
City of Merced Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, AGI, 5.00% 10/1/2028	250	253
Merced Union High School Dist., GO Bonds, CAB, 2008 Election, Series 2011-C, 0% 8/1/2033	615	483
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2022-B, 5.00% 7/1/2033	500	562
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2022-B, 5.00% 7/1/2034	500	559
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/ 1/2031)	1,875	2,022
Modesto Irrigation Dist. Fncg. Auth., Electric System Rev. Bonds, Series 2023-A, 5.00% 10/1/2031	900	994
Modesto Irrigation Dist. Fncg. Auth., Electric System Rev. Bonds, Series 2023-A, 5.00% 10/1/2034	700	785
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2030	525	539
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2024-A, AGI, 5.00% 9/1/2034	1,250	1,401
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2024-A, AGI, 5.00% 9/1/2035	500	557
Mountain View - Los Altos Union School Dist., GO Bonds, 2018 Election, Series 2022-C, 4.00% 8/1/2031	2,465	2,612
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 4.00% 9/1/2030	325	323
Private Client Services Funds — Page 6 of 21

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 5.00% 9/1/2035	USD400	$394
Mt. Diablo Unified School Dist., GO Rev. Ref. Bonds, Series 2023, 5.00% 6/1/2031	1,000	1,101
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, AGI, 5.00% 11/1/2028	125	128
Municipal Fin. Auth., Community Facs. Dist. No. 2022-6 (County of Sacramento - Wildhawk North), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2026	70	70
Municipal Fin. Auth., Community Facs. Dist. No. 2022-6 (County of Sacramento - Wildhawk North), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2027	105	107
Municipal Fin. Auth., Community Facs. Dist. No. 2022-6 (County of Sacramento - Wildhawk North), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2028	140	144
Municipal Fin. Auth., Community Facs. Dist. No. 2022-6 (County of Sacramento - Wildhawk North), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2030	210	219
Municipal Fin. Auth., Community Facs. Dist. No. 2022-8 (City of Palmdale - Wildflower/Creekside Encore), Special Tax Bonds, Series 2024, 4.00% 9/1/2034	350	345
Municipal Fin. Auth., Community Facs. Dist. No. 2022-8 (City of Palmdale - Wildflower/Creekside Encore), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	680	691
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Asteria Flats), Series 2026-A, 3.00% 6/1/2045 (put 12/1/ 2029)	1,185	1,173
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Gibson Drive Apartments Project), Series 2024-B, 3.75% 6/1/2028 (put 6/1/2027)	715	719
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Olive Park Apartments), Series 2026-A-1, 2.95% 9/1/2056 (put 8/1/2029)	5,025	4,981
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Palmdale Family Apartments), Series 2025-A-1, 2.95% 1/1/2056 (put 1/1/2028)	355	354
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Pleasant View Apartments Project), Series 2025, 2.80% 2/1/2028 (put 2/1/2027)	3,000	2,994
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Second Street Family Apartments), Series 2025, 2.93% 12/1/2045 (put 6/1/2029)	3,445	3,430
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (SJ3 Portfolio), Series 2025-A, 2.75% 9/1/2028 (put 9/1/ 2027)	920	916
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Terracina at Westpark Apartments), Series 2024-A, 3.20% 9/1/2045 (put 8/1/2027)	3,420	3,421
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (The Winslow), Series 2025-A, 2.95% 1/1/2056 (put 12/1/ 2028)	4,315	4,300
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Warner Center II), Series 2026-A, 2.95% 6/1/2058 (put 10/ 1/2029)	2,210	2,194
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Wildomar Family Housing LP), Series 2024, 3.05% 12/1/2064 (put 6/1/2028)	1,075	1,074
Municipal Fin. Auth., Municipal Certs., Series 2025-1, 3.439% 2/20/2041 (a)	3,710	3,361
Municipal Fin. Auth., Municipal Certs., Series 2026-1, Class A-1, 4.05% 7/20/2041	2,412	2,279
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (HumanGood California Obligated Group), Series 2019-A, 4.00% 10/1/2030	2,510	2,511
Municipal Fin. Auth., Rev. Bonds (California Institute of the Arts), Series 2021, 4.00% 10/1/2033	250	248
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2026	900	902
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, 5.00% 2/1/2027	955	962
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, 5.00% 2/1/2028	750	767
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, 5.00% 2/1/2029	825	853
Municipal Fin. Auth., Rev. Bonds (El Camino Real Multi Family), Series 2026, 2.50% 3/1/2046 (put 3/1/2029)	2,160	2,116
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.00% 9/1/2033	1,000	1,101
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.00% 9/1/2033	1,000	1,106
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2026	1,050	1,053
Municipal Fin. Auth., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2024, 5.00% 11/15/2030	1,050	1,114
Municipal Fin. Auth., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2024, 5.00% 11/15/2031	1,105	1,182
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2028	1,600	1,602
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2029	1,135	1,136
Private Client Services Funds — Page 7 of 21

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2031	USD610	$610
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2035	1,175	1,175
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2029	250	260
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2030	200	211
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2031	210	223
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009-A, 3.30% 2/1/2039 (put 2/1/2028) (b)	1,845	1,845
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 4.00% 9/1/2034	500	489
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-D, 4.25% 9/1/2034	500	497
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2030	525	526
Napa Valley Community College Dist., GO Bonds, CAB, 2002 Election, Series 2005-B, NATL, 0% 8/1/2028	1,600	1,517
Napa Valley Unified School Dist., GO Bonds, 2016 Election, Series 2019-C, AGI, 4.00% 8/1/2034	1,030	1,030
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.809% 7/20/2039 (a)	3,360	3,177
New Haven Unified School Dist., GO Bonds, CAB, Series 2008-C, AGI, 0% 8/1/2030	5,075	4,447
Newport-Mesa Unified School Dist., GO Bonds, CAB, 2005 Election, Series 2007, NATL, 0% 8/1/2030	2,575	2,273
Newport-Mesa Unified School Dist., GO Bonds, CAB, 2005 Election, Series 2007, NATL, 0% 8/1/2031	1,000	851
Northern California Energy Auth. Commodity Supply Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054 (put 8/1/ 2030)	6,000	6,272
Oak Park Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2009-B, AGI, 0% 8/1/2029	605	550
City of Oakland, GO Bonds (Measure U), Series 2025-B-1, 5.00% 7/15/2032	2,500	2,770
City of Oakland, GO Bonds (Measure U), Series 2025-B-1, 5.00% 7/15/2033	2,000	2,245
Oakland Unified School Dist., GO Bonds, 2012 Election, Series 2019-A, AGI, 5.00% 8/1/2028	1,000	1,024
Oakland Unified School Dist., GO Bonds, 2012 Election, Series 2019-A, AGI, 4.00% 8/1/2034	2,000	2,007
City of Ontario, Community Facs. Dist. No. 66 (Olive and Oleander Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2034	245	256
County of Orange, Community Facs. Dist. No. 2016-1 (Village of Esencia), Special Tax Bonds, Series 2016-A, 5.00% 8/15/2026	570	570
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/ 2031	1,025	1,086
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/ 2032	1,000	1,058
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/ 2033	500	528
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2029	280	293
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2030	500	527
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2031	325	346
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2032	495	529
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2033	440	471
Oxnard Unified School Dist., GO Bond Anticipation Notes, CAB, Series 2026, 0% 2/1/2031	1,430	1,225
Oxnard Union High School Dist., GO Bond Anticipation Notes, Series 2025, 6.00% 2/1/2030	2,100	2,323
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2026	250	251
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2027	200	206
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2028	285	300
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2029	400	429
Peralta Community College Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2032	2,810	3,158
Perris Union High School Dist., GO Bonds, 2012 Election, Series 2021-C, 4.00% 9/1/2028	185	191
Perris Union High School Dist., GO Bonds, 2012 Election, Series 2021-C, 4.00% 9/1/2029	200	209
Perris Union High School Dist., GO Bonds, 2012 Election, Series 2021-C, 4.00% 9/1/2030	215	223
Perris Union High School Dist., GO Bonds, 2012 Election, Series 2021-C, 4.00% 9/1/2031	350	362
Pleasant Valley School Dist., GO Bonds, 2018 Election, Series 2018-A, 5.00% 8/1/2029 (preref. 8/1/2026)	645	645
Private Client Services Funds — Page 8 of 21

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Pollution Control Fncg. Auth., Water Facs. Rev. Bonds (American Water Capital Corp. Project), Series 2020, 3.70% 8/1/2040 (put 9/1/2028)	USD3,550	$3,590
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 9/2/2029	1,000	1,046
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2028	250	263
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2030	250	273
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2033	330	367
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2034	350	388
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2028	450	457
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2029	500	511
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2031	520	536
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2026-A, 5.00% 9/1/2034	3,775	4,268
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-D, 5.00% 4/1/2028	400	402
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2027	90	92
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2028	115	119
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2029	140	145
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2030	165	172
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2033	255	267
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	290	303
Rialto Unified School Dist., GO Bonds, 2010 Election, Series 2019, 3.00% 8/1/2026	600	600
Rialto Unified School Dist., GO Bonds, 2010 Election, Series 2019, 3.00% 8/1/2027	750	751
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM, 5.00% 9/1/2032	240	240
Rio Hondo Community College Dist., GO Bonds, CAB, 2004 Election, Series 2009-B, 0% 3/11/2009	770	653
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1, Special Tax Rev. Ref. Bonds, Series 2022-A-1, AGI, 5.00% 9/1/2028	500	524
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1, Special Tax Rev. Ref. Bonds, Series 2022-A-1, AGI, 5.00% 9/1/2029	500	533
Riverside Community College Dist., GO Bonds, 2004 Election, Series 2019-F, 3.00% 8/1/2034	580	555
Riverside Unified School Dist., GO Bonds, 2016 Election, Series 2019, 4.00% 8/1/2029	850	862
Rowland Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2009-B, 0% 8/1/2034	2,420	1,760
City of Sacramento, Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2023-D, 5.00% 8/15/2049 (put 4/15/ 2030)	3,150	3,410
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-E, 5.00% 7/1/2027	1,015	1,037
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-E, 5.00% 7/1/2030	200	208
Sacramento Unified School Dist., GO Bonds, 2012 Election, Series 2019-D, BAM, 4.00% 8/1/2027	585	592
Sacramento Unified School Dist., GO Bonds, 2012 Election, Series 2017-E, 5.00% 8/1/2027	555	568
Sacramento Unified School Dist., GO Bonds, 2012 Election, Series 2019-D, BAM, 4.00% 8/1/2028	610	622
Sacramento Unified School Dist., GO Bonds, 2012 Election, Series 2019-D, BAM, 4.00% 8/1/2029	635	651
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2024, BAM, 5.00% 8/1/2026	220	220
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2024, BAM, 5.00% 8/1/2027	575	587
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2022, BAM, 5.00% 7/1/2030	1,050	1,119
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2024-B, BAM, 5.00% 8/1/2037	855	908
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2027	635	642
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2028	875	893
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029	430	439
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/ 2026)	1,829	1,837
Private Client Services Funds — Page 9 of 21

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 10/15/2030	USD200	$218
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 10/15/2031	150	163
City of San Diego, Public Facs. Fncg. Auth., Senior Water Rev. Bonds, Series 2026-A, 5.00% 8/1/2038	3,280	3,693
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2020-A, 5.00% 8/1/2029	500	535
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2026	255	255
County of San Diego, Grossmont Healthcare Dist., GO Rev. Ref. Bonds, Series 2021-E, 5.00% 7/15/2030	500	546
County of San Diego, Grossmont Healthcare Dist., GO Rev. Ref. Bonds, Series 2021-E, 5.00% 7/15/2031	625	692
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2027	400	409
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2028	320	335
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2029	585	623
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2028	1,000	1,047
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2021-B, 5.00% 4/1/2029	320	341
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Green Bonds, Series 2020-A, 5.00% 4/1/2028	850	889
County of San Diego, Water Auth., Water Rev. Bonds, Series 2022-A, 5.00% 5/1/2028	250	261
County of San Diego, Water Auth., Water Rev. Bonds, Series 2022-A, 5.00% 5/1/2029	500	534
San Diego Unified School Dist., GO Bonds, CAB, Election 2008, Series 2010-C, 0% 7/1/2033	800	639
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, CAB, 2008 Election, Series 2012-E, 0% 7/1/2034	3,000	2,305
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2023, AGI, 5.00% 8/1/2033	1,000	1,124
San Francisco Community College Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 6/15/2030	2,500	2,725
San Francisco Unified School Dist., GO Bonds, 2016 Election, Series 2020-B, 4.00% 6/15/2029	1,000	1,023
San Francisco Unified School Dist., GO Bonds, 2016 Election, Series 2020-B, 4.00% 6/15/2034	975	982
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2026	155	155
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2029	500	530
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2030	250	269
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-B, 5.00% 3/1/2032	1,250	1,362
City of San Jose, Multi Family Housing Rev. Bonds (Kooser Apartments), Series 2025-A-2, 3.00% 3/1/2030 (put 3/ 1/2029)	4,248	4,238
San Juan Unified School Dist., GO Bonds, 2012 Election, Series 2019-N, 4.00% 8/1/2031	1,700	1,700
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Malibu Schools), GO Bonds, 2018 Election, Series 2018-B, 3.00% 8/1/2037	1,000	915
Santa Monica-Malibu Unified School Dist., GO Bonds, 2012 Election, Series 2019-E, 3.00% 8/1/2033	1,785	1,723
Santa Rosa High School Dist., GO Bonds, 2014 Election, Series 2021-E, BAM, 4.00% 8/1/2027	500	508
Santa Rosa High School Dist., GO Bonds, 2014 Election, Series 2021-E, BAM, 4.00% 8/1/2029	500	520
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 4.00% 7/1/2027 (b)	740	740
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 4.00% 7/1/2029 (b)	805	805
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2031 (b)	875	876
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 7/1/2027 (b)	730	740
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 7/1/2027 (b)	220	223
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2027 (b)	100	101
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2028 (b)	200	206
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2029 (b)	400	416
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2030 (b)	300	314
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2026	150	150
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2032	500	560
Private Client Services Funds — Page 10 of 21

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2027	USD400	$408
Southwestern Community College Dist., GO Bonds, CAB, 2000 Election, Series 2004, NATL, 0% 8/1/2028	750	709
Statewide Communities Dev. Auth., Rev. Bonds (Jewish Home of San Francisco), Series 2016, 5.00% 11/1/2026	575	578
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2032 (b)	5,000	5,442
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2030	1,100	1,102
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2027	425	432
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 8/15/2028	860	903
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2026	245	245
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2027	310	316
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2028	360	372
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2029	435	454
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2030	380	399
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2031	565	595
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2032	635	670
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2033	720	759
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2034	510	538
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 5.00% 5/15/2029	1,915	2,017
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 5.00% 5/15/2031	3,000	3,236
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 5.00% 5/15/2032	3,500	3,758
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2029	1,250	1,252
Stockton Unified School Dist., GO Bonds, 2012 Election, Series 2018-C, BAM, 5.00% 8/1/2030	2,145	2,239
Stockton Unified School Dist., GO Bonds, 2022 Election, Series 2025-A, BAM, 5.00% 8/1/2034	700	799
Stockton Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2011-D, AGI, 0% 8/1/2033	2,500	1,977
Stockton Unified School Dist., GO Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 8/1/2033	1,480	1,671
Sweetwater Union High School Dist., GO Bonds, 2006 Election, Series 2006, 4.00% 8/1/2026	515	515
Temescal Valley Water Dist., Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2024, AGI, 5.00% 9/1/2032	825	910
Temescal Valley Water Dist., Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2024, AGI, 5.00% 9/1/2033	550	612
Temescal Valley Water Dist., Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2024, AGI, 5.00% 9/1/2034	115	129
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2028	1,050	1,088
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2031	215	228
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2032	250	265
Tobacco Securitization Auth., Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp), Series 2021-A-1, 5.00% 6/1/2027	1,550	1,577
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, AGI, 5.00% 8/1/2030	545	546
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2027	600	611
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2028	700	722
Private Client Services Funds — Page 11 of 21

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2029	USD660	$685
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2030	1,500	1,555
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2031	765	782
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2020, 5.00% 1/1/2031	1,600	1,719
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2030	2,350	2,538
Regents of the University of California, General Rev. Bonds, Series 2023-BM, 5.00% 5/15/2031	750	821
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 5.00% 5/15/2036	5,000	5,632
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2036	5,030	5,727
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 5/15/2031	1,150	1,259
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2028	2,650	2,754
Various Purpose GO Bonds, Series 2024, 5.00% 8/1/2029	500	533
Various Purpose GO Bonds, Series 2025, 4.00% 8/1/2031	500	500
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2039	3,265	3,595
Various Purpose GO Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2029	500	533
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2032	7,215	8,019
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2035	2,620	2,978
Various Purpose GO Rev. Ref. Bonds, Series 2026, 5.00% 10/1/2035	7,000	7,979
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028	3,305	3,397
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 12/1/2049	1,240	1,245
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 12/1/2050	2,455	2,435
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052	1,755	1,846
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2026-A, 6.25% 12/1/2056	3,150	3,519
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2017-CQ, 4.00% 12/1/2047	90	90
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2018-CR, 4.00% 12/1/2048	795	799
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2019-CS, 4.00% 12/1/2049	485	487
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2020-CT, 3.00% 12/1/2050	1,775	1,762
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2022-CU, 5.50% 12/1/2052	1,255	1,309
Victor Valley Union High School Dist., GO Bonds, Series 2013-B, CAB, 0% 8/1/2035	1,000	715
Victor Valley Union High School Dist., GO Rev. Ref. Bonds, Series 2016-B, AGI, 4.00% 8/1/2026	270	270
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AV, 4.00% 12/1/2033	3,260	3,261
West Basin Municipal Water Dist., Rev. Ref. Bonds, Series 2021-A, 5.00% 8/1/2031	745	822
West Contra Costa Unified School Dist., GO Bonds, 2010 Election, Series 2020-F, AGI, 4.00% 8/1/2028	600	619
West Contra Costa Unified School Dist., GO Bonds, 2012 Election, Series 2020-E, AGI, 4.00% 8/1/2030	900	948
West Contra Costa Unified School Dist., GO Bonds, CAB, 2002 Election, Series 2005-D, NATL, 0% 8/1/2026	2,425	2,425
West Contra Costa Unified School Dist., GO Bonds, CAB, 2002 Election, Series 2005-D, NATL, 0% 8/1/2031	2,585	2,180
West Contra Costa Unified School Dist., GO Rev. Ref. Bonds, CAB, Series 2010-D-2, AGI, 0% 8/1/2036	1,000	687
Westside Union School Dist., GO Bonds, CAB, Series 2002-A, NATL, 0% 8/1/2027	800	775
Whittier City School Dist., GO Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2030	825	825
Whittier Union High School Dist., GO Rev. Ref. Bonds, CAB, Series 2016, 0% 8/1/2032	1,000	826
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, AGI, 4.00% 9/1/2029	215	221
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, AGI, 4.00% 9/1/2030	235	241
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, AGI, 4.00% 9/1/2031	260	266
Yosemite Community College Dist., GO Bonds, CAB, 2004 Election, Series 2010-D, 0% 8/1/2031	500	422
		670,816
Guam 0.15%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-B, 5.00% 10/1/2032	400	429
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2033	595	634
		1,063
Private Client Services Funds — Page 12 of 21

unaudited
Bonds, notes & other debt instruments (continued) United States 0.24%	Principal amount (000)	Value (000)
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033	USD1,779	$1,702
		1,702
Total bonds, notes & other debt instruments (cost: $683,762,000)		673,581
Short-term securities 3.53% Municipals 3.53%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2023-B, 2.85% 4/1/2055 (a)	3,925	3,925
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2024-E, 2.70% 4/1/2059 (a)	1,400	1,400
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2024-H, 2.70% 4/1/2059 (a)	1,700	1,700
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2024-A, 2.55% 7/1/2046 (a)	4,900	4,900
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-A, 2.60% 11/1/2035 (a)	5,570	5,570
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-B, 2.60% 11/1/2035 (a)	2,740	2,740
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-C, 2.75% 11/1/2035 (a)	4,700	4,700
Total short-term securities (cost: $24,935,000)		24,935
Total investment securities 98.95% (cost: $708,697,000)		698,516
Other assets less liabilities 1.05%		7,425
Net assets 100.00%		$705,941

(a)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,708,000, which represented 1.66% of the net assets of the fund.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District

Dists. = Districts
Econ. = Economic
Fac. = Facility
Facs. = Facilities
FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation
NATL = National Public Finance Guarantee Corp. insured
Part. = Participation

Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
USD = U.S. dollars
Private Client Services Funds — Page 13 of 21

Capital Group California Short-Term Municipal
Fund
Investment portfolio
July 31, 2026
unaudited
Bonds, notes & other debt instruments 92.02% California 92.02%	Principal amount (000)	Value (000)
City of Alhambra, Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 1/1/2029	USD305	$308
Anaheim City School Dist., GO School Bonds, CAB, 2002 Election, Series 2007, AGI, 0% 8/1/2031	530	449
Antelope Valley Community College Dist., GO Bonds, 2016 Election, Series 2017, 4.00% 8/1/2046	2,000	2,016
Antelope Valley-East Kern Water Agcy. Fin. Auth., Water Bank Rev. Bonds (High Desert Water Bank Program), Series 2025-B, 5.00% 4/1/2055 (put 4/1/2028)	1,255	1,275
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2026-A, 5.00% 4/1/2061 (put 10/1/2033)	1,155	1,279
Burbank Unified School Dist., GO Bonds, CAB, 1997 Election, Series 2002-C, NATL, 0% 7/1/2027	500	488
Trustees of the California State University, Systemwide Rev. Bonds, Series 2024-A, 5.00% 11/1/2027	210	217
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-1, 1.60% 11/1/2047 (put 11/1/2026)	455	454
Trustees of the California State University, Systemwide Rev. Bonds, Series 2026-B-2, 2.90% 11/1/2049 (put 11/1/2029)	1,550	1,545
Chaffey Joint Union High School Dist., GO Bonds, CAB, 2012 Election, Series 2015-B, 0% 8/1/2032	1,035	798
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	580	580
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-A, 4.00% 10/1/2052 (put 12/1/2027)	1,095	1,103
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)	1,300	1,348
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)	1,000	1,035
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	1,000	1,042
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	1,000	1,044
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-D, 5.00% 2/1/2055 (put 9/1/2032)	500	533
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	1,500	1,542
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	750	765
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	635	654
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-H, 5.00% 1/1/2056 (put 8/1/2033)	755	799
Cucamonga School Dist., Community Facs. Dist. 97-1, Special Tax Bonds, Series 2016, 2.50% 9/1/2026	265	265
East Side Union High School Dist., GO Bonds, 2014 Election, Series 2023-D, 5.00% 8/1/2030	190	206
Eastern Municipal Water Dist., Community Facs. Dist. No. 2018-80 (Willow Springs), Special Tax Bonds, Series 2025, 5.00% 9/1/2030	275	289
Eastern Municipal Water Dist., Community Facs. Dist. No. 2018-80 (Willow Springs), Special Tax Bonds, Series 2025, 5.00% 9/1/2031	290	305
El Monte City School Dist., GO Bonds, 2024 Election, Series 2026-A, AGI, 5.00% 8/1/2027	480	492
Escondido Union High School Dist., GO Bonds, CAB, 2008 Election, Series 2009-A, AGI, 0% 8/1/2028	500	472
City of Fontana, Community Facs. Dist. No. 71 (Sierra Crest), Special Tax Bonds, Series 2016, 2.00% 9/1/2026	165	165
GO Bonds, Series 2022, 5.00% 4/1/2028	500	521
GO Rev. Ref. Bonds, Series 2022, 5.00% 11/1/2027	1,100	1,134
Private Client Services Funds — Page 14 of 21

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
GO Rev. Ref. Bonds, Series 2022-B, 4.00% 9/1/2028	USD700	$721
GO Rev. Ref. Bonds, Series 2022, 4.00% 9/1/2029	750	778
GO Rev. Ref. Bonds, Series 2021, 5.00% 9/1/2029	500	534
GO Rev. Ref. Bonds, Series 2023, 5.00% 9/1/2029	510	545
GO Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2032	2,000	2,215
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, CAB, Series 2005-A, AMBAC, 0% 6/1/2027 (escrowed to maturity)	1,000	980
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2049 (preref. 4/1/2030)	495	516
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-C-2, 5.00% 6/1/2041 (put 11/1/2029)	1,215	1,289
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 11/1/2028	315	316
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 11/15/2026	700	705
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2024-A-2, FHA, 3.25% 8/1/2064 (put 2/1/2028)	505	506
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Foothill Family Apartments), Series 2025-II, 2.75% 5/1/2044 (put 5/1/2028)	600	596
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Santa Monica Christian Towers), Series 2026-I, 2.60% 10/1/2047 (put 4/1/2030)	370	360
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Sierra Vista Apartments), Series 2026-S, 2.875% 7/1/2031 (put 7/1/2030)	600	594
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Sutter Street), Series 2025-D, 2.75% 11/1/2029 (put 11/1/2028)	415	412
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (VA Building 408), Series 2025-JJ, 2.90% 5/1/2047 (put 5/1/2029)	515	513
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2021-B-2, 3.00% 10/1/2047 (put 10/1/2026)	1,500	1,500
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Los Angeles County Museum of Art Project), Series 2026, 3.25% 6/1/2033	625	617
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2032	625	692
City of Irvine Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, 5.00% 9/1/2029	300	321
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, Series 2026, BAM, 5.00% 9/1/2030	200	217
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvements Area No. 8, Special Tax Rev. Ref. Bonds, Series 2026, BAM, 5.00% 9/1/2031	200	220
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, 4.00% 9/1/2027	285	289
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2028	275	282
Kern Community College Dist., Facs. Improvement Dist. No. 1, GO Bonds, 2016 Election, Series 2020-C, 4.00% 8/1/2026	645	645
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 9/1/2026	195	195
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 9/1/2027	210	213
Lake Tahoe Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2009, AGI, 0% 8/1/2031	500	427
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-E, 5.00% 5/15/2030	250	270
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2025-C, 5.00% 5/15/2030	625	676
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-D, 5.00% 7/1/2027	425	433
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-A, 5.00% 7/1/2028	330	343
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2028	610	628
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-D, 5.00% 7/1/2029	95	100
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-A, 5.00% 7/1/2029	120	127
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-E, 5.00% 7/1/2030	470	502
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2026-A, 5.00% 7/1/2032	630	687
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2017-B, 5.00% 7/1/2033	700	705
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-B, 4.00% 7/1/2030	275	283
Private Client Services Funds — Page 15 of 21

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2030	USD60	$64
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-C, 5.00% 6/1/2027	1,000	1,021
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-C, 5.00% 6/1/2032	500	558
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2029	150	157
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2030	175	185
County of Los Angeles, Metropolitan Transportation Auth., Measure R Senior Sales Tax Rev. Bonds, Series 2026-B, 5.00% 6/1/2029	950	1,014
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2026-B, 5.00% 7/1/2030	400	435
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2026-B, 5.00% 7/1/2031	290	320
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Ref. Bonds, Series 2026-A, 5.00% 7/1/2030	500	544
Los Angeles Community College Dist., GO Bonds, 2016 Election, Series 2025, 5.00% 8/1/2028	450	473
Los Angeles Community College Dist., GO Bonds, 2022 Election, Series 2023, 5.00% 8/1/2026	4,565	4,565
Los Angeles County Dev. Auth. Multi Family Housing Rev. Bonds (Century and Restorative Care Village Phase I), Series 2025-C, 3.35% 9/1/2059 (put 9/1/2028)	950	952
Los Angeles County Dev. Auth., Multi Family Housing Rev. Bonds (Century + Restorative Care Village Phase II), Series 2026-C-1, 2.95% 7/1/2060 (put 7/1/2030)	1,575	1,550
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-B, 5.00% 7/1/2027	750	751
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2024-A, 5.00% 7/1/2030	385	416
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 7/1/2030	1,000	1,081
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2031	525	575
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2022-B, 3.00% 7/1/2028	955	967
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/1/2031)	1,090	1,175
Modesto Irrigation Dist. Fncg. Auth., Electric System Rev. Bonds, Series 2023-A, 5.00% 10/1/2029	440	471
Modesto Irrigation Dist. Fncg. Auth., Electric System Rev. Ref. Bonds, Series 2015-B, 5.00% 10/1/2028	595	596
Moreno Valley Public Fing. Auth., Electric System Rev. Bonds, Series 2026-A, AGI, 5.00% 5/1/2032	385	426
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Asteria Flats), Series 2026-A, 3.00% 6/1/2045 (put 12/1/2029)	295	292
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Lake Isabella Senior Apartments I & II), Series 2025-A, 2.75% 9/1/2028 (put 9/1/2027)	1,095	1,090
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Maison’s Sierra II), Series 2025-B, 2.80% 5/1/2029 (put 5/1/2028)	800	796
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Olive Park Apartments), Series 2026-A-1, 2.95% 9/1/2056 (put 8/1/2029)	1,255	1,244
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Palmdale Family Apartments), Series 2025-A-1, 2.95% 1/1/2056 (put 1/1/2028)	105	105
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Pleasant View Apartments Project), Series 2025, 2.80% 2/1/2028 (put 2/1/2027)	2,000	1,996
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Second Street Family Apartments), Series 2025, 2.93% 12/1/2045 (put 6/1/2029)	805	802
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (SJ3 Portfolio), Series 2025-A, 2.75% 9/1/2028 (put 9/1/2027)	250	249
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (The Winslow), Series 2025-A, 2.95% 1/1/2056 (put 12/1/2028)	1,145	1,141
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (View At San Bruno), Series 2024-A-1, 5.00% 6/1/2056 (put 7/1/2028)	1,870	1,946
Private Client Services Funds — Page 16 of 21

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Warner Center II), Series 2026-A, 2.95% 6/1/2058 (put 10/1/2029)	USD495	$491
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Wildomar Family Housing LP), Series 2024, 3.05% 12/1/2064 (put 6/1/2028)	325	325
Municipal Fin. Auth., Rev. Bonds (El Camino Real Multi Family), Series 2026, 2.50% 3/1/2046 (put 3/1/2029)	2,150	2,106
Municipal Fin. Auth., Rev. Bonds (SFMTA Potrero Yard Modernization Project), Series 2026-A, 5.00% 9/1/2032	1,275	1,398
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009-A, 3.30% 2/1/2039 (put 2/1/2028) (a)	400	400
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2029	100	100
Napa Valley Community College Dist., GO Bonds, CAB, 2002 Election, Series 2005-B, NATL, 0% 8/1/2028	2,000	1,896
North Natomas Community Facs. Dist. No. 4, Special Tax Rev. Ref. Bonds, Series 2023-G, AGI, 5.00% 9/1/2028	745	779
City of Oakland, GO Bonds (Measure U), Series 2025-B-1, 5.00% 7/15/2029	1,150	1,223
City of Ontario, Community Facs. Dist. No. 35 (Countryside Phase 2 South - Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2029	205	213
City of Ontario, Community Facs. Dist. No. 35 (Countryside Phase 2 South - Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2030	215	225
City of Ontario, Community Facs. Dist. No. 66 (Olive and Oleander Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2031	210	220
City of Oxnard, Wastewater Rev. Ref. Bonds, Series 2025, BAM, 5.00% 6/1/2028	700	732
Oxnard Union High School Dist., GO Bond Anticipation Notes, Series 2025, 6.00% 2/1/2030	700	774
Pasadena Unified School Dist., GO Bonds, 2024 Election, Series 2025, 5.00% 8/1/2027	845	866
Peralta Community College Dist., GO Bonds, 2018 Election, Series 2025-C-1, 5.00% 8/1/2026	2,000	2,000
Peralta Community College Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2029	750	803
Pollution Control Fncg. Auth., Water Facs. Rev. Bonds (American Water Capital Corp. Project), Series 2020, 3.70% 8/1/2040 (put 9/1/2028)	410	415
Public Works Board, Lease Rev. Bonds (Dept. of Corrections and Rehabilitation), Series 2015-H, 5.00% 12/1/2026	470	473
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-B, 5.00% 12/1/2028	2,035	2,143
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2030	665	721
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2026	105	105
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2028	120	120
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Redev. Project Area No. 1, Desert Communities Redev. Project Area, Interstate 215 Corridor Redev. Area), Series 2024-A, AGI, 5.00% 10/1/2029	315	336
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Redev. Project Area No. 1, Desert Communities Redev. Project Area, Interstate 215 Corridor Redev. Area), Series 2024-A, AGI, 5.00% 10/1/2032	1,000	1,110
RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM, 5.00% 9/1/2028	1,000	1,002
Roseville Joint Union High School Dist., GO Bonds, CAB, 2004 Election, Series 2007-C, AGI, 0% 8/1/2026	870	870
City of Sacramento, Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2018-F, 5.00% 8/15/2026	500	500
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2022, BAM, 5.00% 7/1/2027	815	831
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2024-B, BAM, 5.00% 8/1/2029	500	527
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2026	485	485
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)	498	500
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 10/15/2027	255	263
County of San Diego, Grossmont Healthcare Dist., GO Rev. Ref. Bonds, Series 2021-E, 5.00% 7/15/2028	320	336
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-B, 5.00% 5/1/2030	230	250
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2018 Election, Series 2023-G-2, 5.00% 7/1/2028	600	628
Private Client Services Funds — Page 17 of 21

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2022 Election, Series 2024-B-3, 5.00% 7/1/2030	USD325	$354
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2028	145	151
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2029	195	207
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2030	155	167
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2023-A, 5.00% 11/1/2029	500	537
City of San Francisco, Bay Area Rapid Transit Dist., GO Rev. Ref. Green Bonds, 2004 Election, Series 2025-H, 5.00% 8/1/2032	1,000	1,121
San Francisco Unified School Dist., GO Bonds, 2016 Election, Series 2022-C, 5.00% 6/15/2031	1,400	1,510
San Francisco Unified School Dist., GO Bonds, 2024 Election, Series 2024-A, 5.00% 6/15/2031	505	554
San Francisco Unified School Dist., GO Bonds, 2024 Election, Series 2024-A, 5.00% 6/15/2032	825	915
City of San Jacinto, Community Facs. Dist. No. 2002-1 (Rancho San Jacinto Phase 2), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2027	900	902
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. and Rev. Ref. Bonds, CAB, Series 1997-A, NATL, 0% 1/15/2029	225	207
City of San Jose, Multi Family Housing Rev. Bonds (Kooser Apartments), Series 2025-A-2, 3.00% 3/1/2030 (put 3/1/2029)	1,000	998
San Mateo Community College Dist., GO Bonds, CAB, 2001 Election, Series 2005-B, NATL, 0% 9/1/2027	1,130	1,095
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2029	1,000	1,001
Simi Valley Unified School Dist., GO Bonds, CAB, 2004 Election, Series 2007-C, AGI, 0% 8/1/2031	2,500	2,131
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Vintage at Folsom), Series 2024-E-2, 5.00% 10/1/2028 (put 10/1/2027)	395	404
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-A, 5.00% 10/1/2028 (a)	1,200	1,249
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2003-D, 5.00% 5/1/2033 (put 11/1/2029)	1,000	1,061
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 5.00% 5/15/2027	850	862
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (Wastewater Ref. Project), Series 2024, AGI, 5.00% 9/1/2029	295	315
Temescal Valley Water Dist., Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2024, AGI, 5.00% 9/1/2028	500	523
Tobacco Securitization Auth., Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp), Series 2021-A-1, 5.00% 6/1/2027	440	448
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2026	550	551
Tuolumne Wind Project Auth., Rev. Ref. Bonds (Tuolumne Wind Project), Series 2016-A, 5.00% 1/1/2027 (escrowed to maturity)	670	677
Twin Rivers Unified School Dist., GO Rev. Ref. Bonds, Series 2016-B, AGI, 5.00% 8/1/2027	225	225
Ukiah Unified School Dist., GO Bonds, CAB, 2005 Election, Series 2006, NATL, 0% 8/1/2028	1,000	943
Regents of the University of California, General Rev. Bonds, Series 2023-C, 5.00% 5/15/2029	500	531
Regents of the University of California, General Rev. Bonds, Series 2025-CD, 5.00% 5/15/2030	1,000	1,080
Regents of the University of California, General Rev. Bonds, Series 2026-CE, 5.00% 11/15/2031	1,570	1,730
Regents of the University of California, General Rev. Bonds, Series 2022-BK, 5.00% 5/15/2032	90	100
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2028	3,490	3,627
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2029	1,730	1,833
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2027	1,295	1,328
Various Purpose GO Rev. Ref. Bonds, Series 2023, 5.00% 10/1/2029	590	631
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2032	1,445	1,606
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028	150	154
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 12/1/2049	365	367
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 12/1/2050	480	476
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052	385	405
Private Client Services Funds — Page 18 of 21

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2017-CQ, 4.00% 12/1/2047	USD40	$40
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2018-CR, 4.00% 12/1/2048	200	201
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2020-CT, 3.00% 12/1/2050	705	700
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2022-CU, 5.50% 12/1/2052	970	1,012
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2021-BD, 5.00% 12/1/2028	625	662
West Contra Costa Unified School Dist., GO Bonds, 2012 Election, Series 2020-E, AGI, 4.00% 8/1/2026	640	640
Westside Union School Dist., GO Bonds, CAB, Series 2002-A, NATL, 0% 8/1/2027	1,000	969
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2026	160	160
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, AGI, 4.00% 9/1/2027	180	182
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, AGI, 4.00% 9/1/2028	200	205
Total bonds, notes & other debt instruments (cost: $137,390,000)		136,945
Short-term securities 6.76% Municipals 6.76%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2023-B, 2.85% 4/1/2055 (b)	1,610	1,610
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2024-E, 2.70% 4/1/2059 (b)	1,600	1,600
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2024-A, 2.55% 7/1/2046 (b)	2,000	2,000
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-A, 2.60% 11/1/2035 (b)	500	500
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-B, 2.60% 11/1/2035 (b)	1,420	1,420
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-C, 2.75% 11/1/2035 (b)	1,325	1,325
Regents of the University of California, General Rev. Bonds, Series 2013-AL-2, 2.70% 5/15/2048 (b)	1,600	1,600
Total short-term securities (cost: $10,055,000)		10,055
Total investment securities 98.78% (cost: $147,445,000)		147,000
Other assets less liabilities 1.22%		1,816
Net assets 100.00%		$148,816

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,649,000, which represented 1.11% of the net assets of the fund.

(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility

Facs. = Facilities
FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation
NATL = National Public Finance Guarantee Corp. insured
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
USD = U.S. dollars
Private Client Services Funds — Page 19 of 21

unaudited
Valuation

Capital Research and Management Company ("CRMC"), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United State of America. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amounts of futures contracts while held by Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund were $27,762,000 and $2,282,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the funds’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each of the funds is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The funds’ board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.
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unaudited
Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of July 31, 2026, were as follows (dollars in thousands):
Capital Group California Core Municipal Fund

As of July 31, 2026, all of the fund’s investment securities were classified as Level 2.
Capital Group California Short-Term Municipal Fund

As of July 31, 2026, all of the fund’s investment securities were classified as Level 2.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Private Client Services Funds. This and other important information is contained in the prospectus, which can be obtained from your investment counselor and should be read carefully before investing.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-380-0926
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